FINANCIAL LIABILITIES - Schedule of Outstanding Exchangeable Shares, Class A.2 Shares, Class B Shares, and Class C Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Beginning balance, financial liability	$ 4,153
Remeasurement of shares classified as financial liability	(477)	$ 34	$ 1,058
Ending balance, financial liability	$ 4,644	$ 4,153
Closing price (in usd per share)	$ 32.00
Return of capital	$ 348
Exchangeable Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	131,872,066	110,567,671
Share issuance (in shares)		21,094,441
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)	199,066	220,956
Shares exchanged to units (in shares)	(19,223)	(11,002)
Remeasurement of liability (in shares)	0	0
Arrangement/reorganization (in shares)	(13,012,789)
Ending balance (in shares)	119,039,120	131,872,066	110,567,671
Class A.2 Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	0	0
Share issuance (in shares)		0
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)	0	0
Shares exchanged to units (in shares)	0	0
Remeasurement of liability (in shares)	0	0
Arrangement/reorganization (in shares)	13,012,789
Ending balance (in shares)	13,012,789	0	0
Class B Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	2	2
Share issuance (in shares)		0
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)	0	0
Shares exchanged to units (in shares)	0	0
Remeasurement of liability (in shares)	0	0
Arrangement/reorganization (in shares)	1
Ending balance (in shares)	3	2	2
Class C Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)	0	0
Share issuance (in shares)		0
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)	0	0
Shares exchanged to units (in shares)	0	0
Remeasurement of liability (in shares)	0	0
Arrangement/reorganization (in shares)	11,117,660
Ending balance (in shares)	11,117,660	0	0
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Beginning balance, financial liability	$ 4,153	$ 3,426
Share issuance		751
Share issuance - BIPC Exchangeable LP Unit exchanges	6	10
Shares exchanged to units	0	0
Remeasurement of shares classified as financial liability	477	(34)
Arrangement/reorganization	8
Ending balance, financial liability	4,644	$ 4,153	$ 3,426
Share capital
Disclosure of financial liabilities [line items]
Arrangement/reorganization	$ (391)